Asset Retirement Obligation	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
ASSET RETIREMENT OBLIGATION

22.    ASSET RETIREMENT OBLIGATIONS

Asset Retirement Obligations (“ARO”) mostly relate to the reclamation of land at the thermal, hydro, and combustion turbine sites; and the disposal of polychlorinated biphenyls in transmission and distribution equipment. Certain hydro, transmission and distribution assets may have additional ARO that cannot be measured as these assets are expected to be used for an indefinite period and, as a result, a reasonable estimate of the fair value of any related ARO cannot be made at this time.

The change in ARO for the years ended December 31 is as follows:

millions of Canadian dollars	2011	2010
Balance, January 1	$141.8	$104.5
Additions	-	32.1
Additions due to acquisition	2.3	-
Liabilities settled	(1.3)	(1.2)
Accretion included in depreciation expense	4.5	3.6
Accretion deferred to regulatory asset	1.9	2.1
Revisions in estimated cash flows	(49.3)	0.7
Balance, December 31	$99.9	$141.8

As at December 31, 2011 and 2010, some of the Company’s transmission and distribution assets may have additional conditional ARO which are not recognized in the financial statements as the fair value of these obligations could not be reasonably estimated given there is insufficient information to do so. Management will continue to monitor these obligations and a liability will be recognized in the period in which an amount becomes determinable.

During Q4, 2011, Emera Brunswick Pipeline’s estimated cash flows with respect to its ARO were updated as a result of the National Energy Board’s new guidelines for the calculation of reclamation and abandonment costs for Canadian pipelines. The change resulted from a change in the estimate of future reclamation and abandonment costs.

During Q2 2011, NSPI’s estimated future cash flows with respect to ARO were updated to reflect the results of a settlement agreement with stakeholders which was approved by the UARB, following the completion of a depreciation study. The changes resulted from a change in estimates of retirement dates and future decommissioning costs. The new accretion rates are effective January 1, 2012.